CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 35,821	$ 1,164,483	$ 64,789
Accounts receivable	114,064	44,313	0
Inventory	33,420	25,314	0
Prepaid expenses	125,762	72,985	0
Total current assets	309,067	1,307,095	64,789
Right to use operating leases, net	3,883,529	3,886,866	310,361
Construction in progress	943,689	1,984,701	417,082
Fixed assets, net of accumulated depreciation	5,683,497	3,476,164	6,282
Total Assets	10,819,782	10,654,826	798,514
Current liabilities
Accounts payable and accrued liabilities	5,788,713	3,976,064	1,069,331
Accrued interest	79,530	7,657	137,522
Derivative liabilities	265,962	0	807,682
Lease liability - operating leases, current	260,700	161,838	8,905
Notes Payable, net of discounts	3,317,203	588,432	0
SBA Loan Payable	460,406	460,406	460,406
Other current liabilities	96,136	169,422	95,256
Preferred stock dividends payable	268,200	195,169	9,967
Total current liabilities	10,536,850	5,558,988	3,028,640
Lease Liability- operating leases, non-current	4,132,964	3,972,964	312,099
Total Liabilities	14,669,814	9,531,952	3,340,739
Commitments and contingencies
Common stock subscribed	36,575	132,163	0
Common stock, Value	2,257,880	2,133,332	1,553,812
Additional paid-in capital	26,743,676	24,295,063	10,340,821
Accumulated deficit	(32,928,811)	(25,478,332)	(14,437,168)
Total stockholders' equity (deficit)	(3,850,032)	1,122,874	(2,542,225)
Current liabilities
Convertible notes payable, net of discount		0	317,405
Convertible note payable, in default		0	122,166
Total liabilities and stockholders' equity (deficit)	10,819,782	10,654,826	798,514
Series A Preferred Stock [Member]
Current liabilities
Preferred stock, Value	0	0	48
Series C Preferred Stock [Member]
Current liabilities
Preferred stock, Value	9,406	9,406	0
Series D Preferred Stock [Member]
Current liabilities
Preferred stock, Value	31,000	31,000	0
Series X Preferred Stock [Member]
Current liabilities
Preferred stock, Value	$ 242	$ 242	$ 262